Summary of Significant Accounting Policies (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) item Customers	Dec. 31, 2017 USD ($)
Provision for doubtful accounts	$ 20	$ 20
Number of major customers | Customers	3
Percentage of revenue contributed by major customers	36.00%
Number of operating segments | item	1
Number of reporting units | item	1
Lease assets	$ 3,400
Lease liabilities	$ 3,300
Maximum [Member]
Estimated useful life	3 years